Investments in Securities	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Investments in Securities
11.
Investments in Securities

The cost and fair value of marketable securities are as follows:

	December 31, 2024
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasury bills	$55,009	$190	$—	$55,199
Municipal bonds	9,631	38	(351)	9,318
Corporate/government bonds	479	33	—	512
Other bonds	478	34	—	512
	$65,597	$295	$(351)	$65,541

	December 31, 2023
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasury bills	$60,801	$131	$—	$60,932
Municipal bonds	9,543	148	(404)	9,287
Corporate/government bonds	477	29	—	506
Other bonds	478	27	—	505
	$71,299	$335	$(404)	$71,230

The aggregated unrealized gain (loss) on available-for-sale debt securities in the amounts of $(56) and $(69) have been recognized in accumulated other comprehensive loss in the Company’s consolidated balance sheets as of December 31, 2024 and December 31, 2023, respectively.